Debt and Warrant Liabilities - Bay Point Note and Warrant (Details) - USD ($)	Feb. 18, 2025	Jan. 02, 2025	Apr. 24, 2024	Aug. 22, 2018	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Jul. 31, 2019
Debt and Warrant Liabilities
Exercise price of warrant					$ 0.01	$ 0.01
Total debt liability owed					$ 28,787,160	$ 107,468,217	$ 88,996,117
Derivative liabilities						8,327,602	922,834
Outstanding liability					27,917,339	49,994,106	43,647,140
Bay Point Warrant
Debt and Warrant Liabilities
Conversion ratio of warrants, denominator, percentage on pre-money valuation									70.00%
Bay Point Warrant | Series B units
Debt and Warrant Liabilities
Exercise price of warrant									$ 0.01
Conversion ratio of warrants, denominator, percentage on pre-money valuation									3.50%
Bay Point Notes
Debt and Warrant Liabilities
Interest rate				15.00%
Default interest rate				20.00%
Loan amount				$ 670,000
Par value of guarantee				$ 10
Guaranteed principal amount				$ 420,000
Legal fees payable								$ 116,850
Exit fees payable								1,400,000
Late fees payable on unpaid interests and principal								$ 89,220
Late fees totaling		$ 1,606,070				1,606,070
Debt conversion converted instrument shares issued	100,000	402,745
Settlement of legal fees	100,000
Debt to be converted into equity percentage			120.00%
Total debt liability owed		$ 1,351,647				1,351,647	1,188,921
Embedded derivatives liabilities		$ 254,167
Outstanding liability					$ 0	$ 813,633	$ 813,633